Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 1,713	$ 1,991	$ 1,637
Marketing and consulting	1,477	1,637	1,152
Depreciation and amortization	27	50	49
Shipping and delivery	411	356	385
Registration and marketing license fees	1,308	810	502
Selling and marketing	$ 4,936	$ 4,844	$ 3,725